INVENTORIES	12 Months Ended
Dec. 31, 2013
INVENTORIES [Abstract]
INVENTORIES

6.                            INVENTORIES

Inventories are summarized as follows:

	December 31,
	2012	2013
	RMB	RMB	US$

New motor vehicles	380,705	339,772	56,126
Spare parts and accessories	52,017	77,752	12,844

	432,722	417,524	68,970

No inventory obsolescence provision was recognized as of December 31, 2012 and 2013.

As of December 31, 2012 and 2013, cost of inventories and cost of leased automobiles held for sale were not reduced by rebates received from automobile manufacturers, as all of the rebates received from automobile manufacturers were either based on subject factors such as customer satisfaction results or based on the discretion of the automobile manufacturers, which were recognized only when realized. None of the rebates was based on conditions that are fixed or can be reasonably estimated. For the years ended December  31, 2011, 2012 and 2013, cost of goods sold was reduced by RMB96,072, RMB157,260 and RMB195,427(US$32,282), respectively, for rebates received from automobile manufacturers related to new motor vehicles purchased and sold during the reporting period.